INVESTMENTS IN DIRECT FINANCING LEASES	12 Months Ended
Dec. 31, 2016
Net Investment in Direct Financing and Sales Type Leases [Abstract]
INVESTMENTS IN DIRECT FINANCING LEASES
INVESTMENTS IN DIRECT FINANCING LEASES

As at December 31, 2016, 12 (2015: 14) of the Company's VLCCs and Suezmax tankers are accounted for as direct financing leases. These vessels are chartered to Frontline Shipping on long-term, fixed rate time charters which extend for various periods depending on the age of the vessels, ranging from approximately four to ten years. Frontline Shipping is a subsidiary of Frontline, a related party, and the terms of the charters do not provide them with an option to terminate the charter before the end of its term. The VLCC Front Vanguard, which was accounted for as a direct financing lease at December 31, 2015, was sold in July 2016 (see Note 8: (Loss)/gain on sale of assets). In November 2016, the Company agreed to sell the VLCC Front Century, also accounted for as a direct financing lease at December 31, 2015, to an unrelated third party. The Company agreed to terminate the charter with Frontline Shipping upon delivery of the vessel to the new owner, which occurred in March 2017. In accordance with US GAAP, this asset has been reclassified and is presented on the balance sheet as "Asset held for sale". An impairment loss of $0.5 million was recorded to write down its carrying value to its fair value less anticipated cost to sell.

Also at December 31, 2016, one of the Company's offshore support vessels is accounted for as a direct financing lease. The vessel is chartered on a long-term bareboat charter to Deep Sea Supply Shipowning II AS , a subsidiary of Deep Sea Supply AS (formerly Deep Sea Supply BTG AS), which was a joint venture owned 50% by Deep Sea and 50% by BTG Pactual Oil & Gas Empreendimentos e Particapacoes S.A. ("BTG Pactual"). In September 2016, Deep Sea acquired BTG Pactual's share in the joint venture and Deep Sea joined Deep Sea Supply AS as charter guarantor under the amended charter agreements. The terms of the charter provide the charterer with a call option to acquire the vessel at the expiry of the charter in 2023. At December 31, 2015, a second offshore support vessel was accounted for as a direct financing lease. This vessel was sold in February 2016 and had been chartered on a long-term bareboat charter to DESS Cyprus Limited, a wholly owned subsidiary of Deep Sea. Deep Sea is a related party.

In October 2015, the Company entered into agreements to charter in two newbuilding container vessels on a bareboat basis, each for a period of 15 years from delivery by the shipyard, and to charter out each vessel on a bareboat basis for the same 15 year period to MSC Mediterranean Shipping Company S.A. ("MSC"), an unrelated party. The first of these vessels, the MSC Anna, was delivered in December 2016 and this vessel is accounted for as a direct financing lease asset.

The above 14 vessels were accounted for as direct financing leases at December 31, 2016 (2015: 16), and all except one (MSC Anna) are leased to related parties.

The following lists the components of the investments in direct financing leases as at December 31, 2016, and December 31, 2015:

(in thousands of $)	2016	2015
Total minimum lease payments to be received	862,083	825,460
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(287,168)	(362,959)
Net minimum lease payments receivable	574,915	462,501
Estimated residual values of leased property (un-guaranteed)	213,901	195,238
Less: unearned income	(232,781)	(146,296)
Total investment in direct financing leases	556,035	511,443
Current portion	32,220	37,145
Long-term portion	523,815	474,298
	556,035	511,443

The chartered-in vessel MSC Anna is included in the above, with a total carrying value at December 31, 2016, of $144.9 million (2015: $nil).

The minimum future gross revenues to be received under the Company's non-cancellable direct financing leases as of December 31, 2016, are as follows:

(in thousands of $) Year ending December 31,
2017	101,237
2018	101,203
2019	103,609
2020	99,421
2021	88,855
Thereafter	367,758
Total minimum lease revenues	862,083